This is filed pursuant to Rule 497(c).
File Nos. 33-74230 and 811-08294.

 ALLIANCE CAPITAL[LOGO]                                   AFD EXCHANGE RESERVES
                                                    Advisor Class
-------------------------------------------------------------------------------
P.O. Box 1520, Secaucus, New Jersey 07096-1520
Toll Free (800) 221-5672
For Literature: Toll Free (800) 227-4618

-------------------------------------------------------------------------------

AFD Exchange Reserves (the "Fund") is a diversified, open-end management investment company. The Fund's investment objective is maximum current income to the extent consistent with safety of principal and liquidity. The Fund pursues its objective by maintaining a portfolio of high quality U.S. dollar-denominated money market securities, and is thus referred to as a "money market fund."

Shares of the Fund should be purchased for cash only as a temporary investment pending exchange into another Alliance Mutual Fund and should not be held as a long-term investment.

This Prospectus offers the Advisor Class shares of the Fund which may be purchased at net asset value without any initial or contingent deferred sales charges and without ongoing distribution expenses. Advisor Class shares are offered solely to (i) investors participating in fee-based programs meeting certain standards established by Alliance Fund Distributors, Inc., the Fund's principal underwriter, (ii) participants in self-directed defined contribution employee benefit plans (e.g., 401(k) plans) that meet certain minimum standards and (iii) investment advisory clients of, and certain other persons associated with, Alliance Capital Management L.P. and its affiliates or the Fund. See "Purchase and Sale of Shares."

This Prospectus sets forth concisely the information which a prospective investor should know about the Fund before investing. A "Statement of Additional Information" dated October 1, 1996, which provides further information regarding certain matters discussed in this Prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, call or write Alliance Fund Services, Inc. at the indicated address or call the "For Literature" telephone number shown above.


(R): This registered service mark used under license from the owner, Alliance Capital Management L.P.

-------------------------------------------------------------------------------

An investment in the Fund is not (i) insured or guaranteed by the U.S. Govern-ment, (ii) a deposit or obligation of, or guaranteed or endorsed by, any bank, or (iii) federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          PROSPECTUS/October 1, 1996

 Investors are advised to read this Prospectus carefully and to retain it for future reference.

                              EXPENSE INFORMATION


SHAREHOLDER TRANSACTION EXPENSES are one of several factors to consider when you invest in the Fund. The following table summarizes your maximum transac-tion costs from investing in Advisor Class shares of the Fund and estimated annual expenses for Advisor Class shares. The "Example" following the table shows the cumulative expenses attributable to a hypothetical $1,000 investment in Advisor Class shares for the periods specified.

                                                            ADVISOR CLASS SHARES
                                                            --------------------
 Maximum sales charge imposed on purchases................          None
 Sales charge imposed on dividend reinvestments...........          None
 Deferred sales charge....................................          None
 Exchange Fee.............................................          None
ANNUAL FUND OPERATING EXPENSES
 Management fees..........................................           .25%
 12b-1 fees...............................................          None
 Other expenses(a)........................................           .48%
                                                                    ----
 Total fund operating expenses(b).........................           .73%
                                                                    ====

--------
(a) These expenses include a transfer agency fee payable to Alliance Fund Services, Inc., an affiliate of Alliance Capital Management L.P., based on a fixed dollar amount charged to the Fund for each shareholder's account.
(b) The expense information does not reflect any charges or expenses imposed by your financial representative or your employee benefit plan.

EXAMPLE

 Cumulative expenses
 paid for the period of                     Advisor Class
 ----------------------                     -------------
  1 year..................................       $ 7
  3 years.................................       $23

--------

  The purpose of the foregoing table is to assist the investor in understand-ing the various costs and expenses that an investor in Advisor Class shares of the Fund will bear directly or indirectly. "Other Expenses" are based on esti-mated amounts for the Fund's current fiscal year. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% an-nual rate of return as mandated by Securities and Exchange Commission (the "Commission") regulations. The Example should not be considered a representa-tion of future expenses; actual expenses may be greater or less than those shown.

                            DESCRIPTION OF THE FUND

INVESTMENT OBJECTIVE AND POLICIES

  The Fund is a diversified, open-end management investment company known as a "mutual fund." The Fund's investment objective is maximum current income to the extent consistent with safety of principal and liquidity. The Fund pursues its objective by maintaining a portfolio of high quality U.S. dollar-denomi-nated money market securities. While the Fund may not change its investment objective or the "other fundamental investment policies" described in a sepa-rate section below without shareholder approval, it may, upon notice to share-holders, but without such approval, change the following investment policies or create additional classes of shares in order to establish portfolios which may have different investment objectives. There can, of course, be no assur-ance that the Fund's objective will be achieved.

MONEY MARKET SECURITIES

  The money market securities in which the Fund invests include: (1) market-able obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) cer-tificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loan associations (including for-eign branches of U.S. banks or U.S. or foreign branches of foreign banks) hav-ing total assets of more than $500 million; (3) commercial paper of high qual-ity, i.e., rated A-1 or A-2 by Standard & Poor's Corporation ("S&P"), Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), Fitch-1 or Fitch-2 by Fitch Investors Service, Inc., or Duff 1 or Duff 2 by Duff & Phelps Inc, or, if not rated, issued by U.S. or foreign companies having outstanding debt securities rated AAA, AA or A by S&P, or Aaa, Aa or A by Moody's and partici-pation interests in loans extended by banks to such companies; and (4) repur-chase agreements that are collateralized in full each day by liquid securities of the types listed above. Repurchase agreements may be entered into only with those banks (including State Street Bank and Trust Company, the Fund's Custo-dian) or broker-dealers ("vendors") that are eligible under the procedures adopted by the Trustees for evaluating and monitoring the creditworthiness of such vendors. A repurchase agreement would create a loss to the Fund if, in the event of a vendor default, the proceeds from the sale of the collateral were less than the repurchase price.

  The Fund may invest up to 25% of its total assets in money market instru-ments issued by foreign branches of foreign banks and other foreign entities. To the extent that the Fund makes such investments, consideration will be given to their domestic marketability, the lower reserve requirements gener-ally mandated for overseas banking operations, the possible impact of inter-ruptions in the flow of international currency transactions, potential politi-cal and social instability or expropriation, imposition of foreign taxes, the lower level of government supervision of issuers, the difficulty in enforcing contractual obligations and the lack of uniform accounting and financial re-porting standards.

  The Fund will not invest more than 10% of its net assets in illiquid securi-ties which include "restricted securities" subject to legal restrictions on resale arising from an issuer's reliance upon certain exemptions from regis-tration under the Securities Act of 1933, as amended, (the "Securities Act"). The Fund may purchase restricted securities eligible for resale under Rule 144A under the Securities Act and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act and, in each case, determined by Alliance Capital Management L.P. ("Alliance") to be liquid in accordance with procedures adopted by the Trustees of the Fund.

  The Fund may invest in asset-backed securities that meet its existing diver-sification, quality and maturity criteria. Asset-backed securities are securi-ties issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a bene-ficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corpora-tion. Although the securities may have some form of credit or liquidity en-hancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. It is the Fund's current inten-tion to limit its investment in such securities to not more than 5% of its net assets.

  The Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), as such rule is amended from time to time, including the diversi-ty, quality and maturity limitations imposed by the Rule. In accordance with Rule 2a-7, the Fund will invest in securities which at the time of investment have remaining maturities not exceeding 397 days and the average maturity of the Fund's investment portfolio will not exceed 90 days. A more detailed de-scription of Rule 2a-7 is set forth in the Fund's Statement of Additional In-formation under "Investment Objective, Policies and Restrictions."

OTHER FUNDAMENTAL INVESTMENT POLICIES

  To maintain portfolio diversification and reduce investment risk, the Fund may not: (1) invest 25% or more of its assets in the securities of issuers conducting their principal business activities in any one industry; provided that, for purposes of this restriction, there is no limitation with respect to U.S. Government securities or certificates of deposit and bankers' acceptances issued or guaranteed by, or interest bearing savings deposits maintained at, banks and savings institutions and loan associations (including foreign branches of U.S. banks and U.S. branches of foreign banks); (2) invest more than 5% of its assets in the securities of any one issuer (except the U.S. Government) although with respect to one-quarter of its total assets it may invest without regard to such limitation; (3) invest more than 5% of its as-sets in the securities of any issuer (except the U.S. Government) having less than three years of continuous operation or purchase more than 10% of any class of the outstanding securities of any issuer (except the U.S. Govern-ment); (4) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not exceeding 15% of its assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Fund will not pur-chase any investment while any such borrowings exist; or (5) mortgage, pledge or hypothecate its assets except to secure such borrowings.

  As a matter of operating policy, fundamental policy number (2) would give the Fund the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.
                          PURCHASE AND SALE OF SHARES

  Advisor Class shares of the Fund may be purchased for cash and thereafter exchanged for Advisor Class shares of other Alliance Mutual Funds. Under the Alliance Dollar Cost Averaging Program, exchanges may be made automatically each month, thus producing a dollar cost averaging effect. Exchanges also may be made at other times of an investor's choosing. Advisor Class shares of the Fund should be purchased for cash only as a temporary investment pending ex-change into Advisor Class shares of another Alliance Mutual Fund and should not be held as a long-term investment.

  Advisor Class shares of the Fund also are available to holders of advisor class shares of other Alliance Mutual Funds who wish to exchange their advisor class shares for advisor class shares of a money market fund. Such an exchange transaction is effected through the redemption of Alliance Mutual Fund advisor class shares tendered for exchange and the purchase of Advisor Class shares of the Fund at their respective net asset values as next determined. Exchange purchases into the Fund may be made by telephone or written request.

  Alliance Fund Services, Inc. ("AFS") is not responsible for the authenticity of telephone exchange requests. AFS will employ reasonable procedures in order to verify that telephone requests are genuine, and could be liable if it failed to use those procedures. An exchange is a taxable capital transaction for federal tax purposes. The Fund reserves the right to reject any order to acquire its shares through exchange.

HOW TO BUY SHARES

  The Fund offers multiple classes of shares, of which only the Advisor Class is offered by this Prospectus. Advisor Class shares of the Fund may be pur-chased through your financial representative at net asset value without any initial or contingent deferred sales charges and are not subject to ongoing distribution expenses. Advisor Class shares may be purchased and held solely
(i) through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary, and approved by Alliance Fund Distributors, Inc. ("AFD"), the Fund's principal un-derwriter, pursuant to which each investor pays an asset-based fee at an an-nual rate of at least .50% of the assets in the investor's account, to the broker-dealer or financial intermediary, or its affiliate or agent, (ii) through a self-directed defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least 1,000 participants or $25 million in assets and
(iii) by investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Fund. For more de-tailed information about who may purchase and hold Advisor Class shares see the Statement of Additional Information relating to Advisor Class shares. A shareholder's Advisor Class shares will automatically convert to Class A shares of the Fund under certain circumstances. For a more detailed descrip-tion of the Conversion Feature and Class A shares, see "Conversion Feature." The minimum initial investment is $250. The minimum for subsequent investments is $50. In addition, persons investing in Advisor Class shares of the Fund through a fee-based program may do so only if the fee-based program has an ag-gregate of at least $250,000 invested in Advisor Class shares of Alliance Mu-tual Funds, including the Fund. Investments of $25 or more are allowed under the automatic investment program and under a 403(b)(7) retirement plan. Fee-based programs through which Advisor Class shares may be purchased may impose different requirements with respect to minimum initial and subsequent invest-ment levels than described above. See the Subscription Application and State-ment of Additional Information for more information.

  The Fund may refuse any order to purchase Advisor Class shares. In this re-gard, the Fund reserves the right to restrict purchases of Advisor Class shares (including through exchanges) when there appears to be evidence of a pattern of frequent purchases and sales made in response to short-term consid-erations.

HOW THE FUND VALUES ITS SHARES

  The net asset value of Advisor Class shares is expected to be constant at $1.00 per share, although this price is not guaranteed. The net asset value per share is calculated by determining the amount of assets attributable to each class of shares, subtracting liabilities and dividing by the amount of outstanding shares for such class. In this connection, the Fund uses the amor-tized cost value for determining the value of the Fund's investments. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time).

HOW TO EXCHANGE SHARES

  You may exchange your investment in Advisor Class shares of the Fund for Ad-visor Class shares of other Alliance Mutual Funds. Exchanges of Advisor Class shares are made at the net asset value next determined and without sales or service charges. Exchanges may be made by telephone or written request. Tele-phone exchange requests must be received by AFS by 4:00 p.m. Eastern time on a Fund business day to receive that day's net asset value. Please read carefully the prospectus of the mutual fund into which you are exchanging before submit-ting the request. Call AFS at 800-221-5672 to exchange uncertificated shares. An exchange is a taxable capital transaction for federal tax purposes. The ex-change service may be changed, suspended or terminated on 60 days' written no-tice.

HOW TO SELL SHARES

  You may "redeem", i.e., sell your shares to the Fund on any day the Exchange is open, either directly or through your financial representative. The price you will receive is the net asset value next calculated after the Fund re-ceives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check or EFT or for shares acquired in ex-change for Alliance Mutual Fund shares recently purchased by check or EFT, the Fund will not send proceeds until it is reasonably satisfied that the check or EFT has been collected (which may take up to 15 days). If you are in doubt about what documents are required by your fee-based program or employee bene-fit plan, you should contact your financial representative.

SELLING SHARES THROUGH YOUR FINANCIAL REPRESENTATIVE

  Your financial representative must receive your request before 4:00 p.m. Eastern time, and your financial representative must transmit your request to the Fund by 5:00 p.m. Eastern time, to receive that day's net asset value. Your financial representative is responsible for furnishing all necessary doc-umentation to the Fund, and may charge you for this service.

SELLING SHARES DIRECTLY TO THE FUND

  Send a signed letter of instruction or stock power form to AFS, along with certificates, if any, that represent the shares you want to sell. For your protection, signatures must be guaranteed by a bank, a member firm of a na-tional stock exchange or other eligible guarantor institution. Stock power forms are available from your financial intermediary, AFS and many commercial banks. Additional documentation is required for the sale of shares by corpora-tions, intermediaries, fiduciaries and surviving joint owners. For details contact:

                            Alliance Fund Services
                                 P.O. Box 1520
                            Secaucus, NJ 07096-1520
                                 800-221-5672

  Alternatively, a request for redemption of shares for which no stock certif-icates have been issued can also be made by telephone to 800-221-5672. Tele-phone redemption requests must be made by 4:00 p.m. Eastern time on a Fund business day to receive that day's net asset value and, except for certain om-nibus accounts, may be made only once in any 30-day period. A shareholder who has completed the Telephone Transactions section of the Subscription Applica-tion, or the Shareholder Options form obtained from AFS, can elect to have the proceeds of his or her redemption sent to his or her bank via an EFT. Proceeds of telephone redemptions also may be sent by check to a shareholder's address of record. Except for certain omnibus accounts, redemption requests by EFT may not exceed $100,000 and redemption requests by check may not exceed $50,000. Telephone redemption is not available for shares held in nominee or "street name" accounts or retirement plan accounts or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days. See "General" below.

GENERAL

  The sale or exchange of shares is a taxable transaction for federal tax pur-poses. Under unusual circumstances, the Fund may suspend redemptions or post-pone payment for up to seven days or longer, as permitted by federal securi-ties law. The Fund reserves the right to close an account that through redemption has remained be low $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

  Alliance sponsors three other money market funds, Alliance Capital Reserves, Alliance

                            MANAGEMENT OF THE FUND

Government Reserves and Alliance Municipal Trust (the "Trusts"). To obtain the prospectus for any of the Trusts, contact AFS at the Literature telephone num-ber on the cover of this Prospectus.

  During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instruc-tions to AFS. AFS is not responsible for the authenticity of telephone re-quests to purchase, sell or exchange shares. AFS will employ reasonable proce-dures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The tele-phone service may be suspended or terminated at any time without notice.

SHAREHOLDER SERVICES

  AFS offers a variety of shareholder services. For more information about these services or your account, call AFS's toll-free number, 800-221-5672.

GENERAL

  If you are a Fund shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described in this Prospectus. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of Advisor Class shares made through such financial representative.

  The Fund offers three classes of shares other than the Advisor Class, which are Class A, Class B and Class C. All classes of shares of the Fund have a common investment objective and investment portfolio. Class A shares are of-fered with an initial sales charge and pay a distribution services fee. Class B shares have a contingent deferred sales charge (a "CDSC") and also pay a distribution services fee. Class C shares have no initial sales charge or CDSC as long as they are not redeemed within one year of purchase, but pay a distribution services fee. Because Advisor Class shares have no initial sales charge or CDSC and pay no distribution services fee, Advisor Class shares are expected to have different performance from Class A, Class B or Class C shares. You may obtain more information about Class A, Class B and Class C shares, which are not offered by this Prospectus, by contacting AFS by tele-phone at 800-221-5672 or by contacting your financial representative.
ADVISER

  Alliance Capital Management L.P., a Delaware limited partnership with prin-cipal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an advisory agreement (the "Advisory Agreement") to pro-vide investment advice and, in general, to conduct the management and invest-ment program of the Fund, subject to the general supervision and control of the Trustees of the Fund.

  Alliance is a leading international investment manager supervising client accounts with assets as of June 30, 1996 totaling more than $168 billion (of which more than $55 billion represents the assets of investment companies). Alliance's clients are primarily major corporate employee benefit funds, pub-lic employee retirement systems, investment companies, foundations and endow-ment funds. The 51 registered investment companies managed by Alliance com-prising more than 100 separate investment portfolios currently have over two million shareholders. As of June 30, 1996, Alliance was an investment manager of employee benefit plan assets for 33 of the Fortune 100 companies.

  Alliance Capital Management Corporation, the sole general partner of, and the owner of 1% general partnership interest in, Alliance, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of The Equitable Companies Incor-porated, a holding company controlled by AXA, a French insurance holding com-pany. Certain information concerning the ownership and control of Equitable by AXA is set forth in the Statement of Additional Information under "Management of the Fund."

  Under its Advisory Agreement with the Fund, Alliance provides investment ad-visory services and order placement facilities for the Fund and pays all com-pensation of Trustees and officers of the Fund who are affiliated persons of Alliance. Alliance or its affiliates also furnish the Fund, without charge, management supervision and assistance and office facilities and provide per-sons satisfactory to the Fund's Trustees to serve as the Fund's officers. Un-der the Advisory Agreement, the Fund pays Alliance a fee at the annual rate of
 .25 of 1% of the first $1.25 billion of the Fund's average daily net assets; .24 of 1% of the next $.25 billion of such assets; .23 of 1% of the next $.25 billion of such assets; .22 of 1% of the next $.25 billion of such assets; .21 of 1% of the next $1 billion of such assets, and; .20 of 1% of such average daily net assets in excess of $3 billion. The fee is accrued daily and paid monthly.

DISTRIBUTION SERVICES AGREEMENT

  The Fund has entered into a Distribution Services Agreement with AFD with respect to the Advisor Class shares. As interpreted by courts and administra-tive agencies, the Glass-Steagall Act and other applicable laws and regula-tions limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of the Fund's management, based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing services for in-vestment companies such as the administrative, accounting and other services referred to in the Agreement. In the event that change in these laws prevented a bank from providing such services, it is expected that other service ar-rangements would be made and that shareholders would not be adversely affect-ed. The State of Texas requires that shares of the Fund may be sold in that state only by dealers or other financial institutions that are registered there as broker-dealers.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

                              CONVERSION FEATURE

  All net income of the Fund is determined each business day at 4:00 p.m. (Eastern time) and is paid immediately thereafter pro rata to shareholders of record of each class via automatic investment in additional full and frac-tional shares in each shareholder's account. As such additional shares are en-titled to dividends on following days, a compounding growth of income occurs.

  Net income consists of all accrued interest income on Fund assets less the Fund's expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income.

  The Fund intends to qualify for each taxable year to be taxed as a regulated investment company under the Internal Revenue Code of 1986, as amended, and, as such, will not be liable for federal income and excise taxes on the invest-ment company taxable income and net capital gains distributed to its share-holders. For federal income tax purposes, distributions out of interest income earned by the Fund and net realized short-term capital gains are taxable to you as ordinary income, and distributions of net realized long-term capital gains, if any, are taxable as long-term capital gains irrespective of the length of time you may have held your shares. Distributions by the Fund may also be subject to certain state and local taxes. Each year shortly after December 31, the Fund will send you tax information stating the amount and type of all its distributions for the year just ended.

CONVERSION TO CLASS A SHARES

  Advisor Class shares may be held solely through the fee-based program ac-counts and employee benefit plans described above under "--How to Buy Shares," by investment advisory clients of, and by certain persons associated with, Al-liance and its affiliates or the Fund. If (i) a holder of Advisor Class shares ceases to participate in a fee-based program or plan that satisfies the re-quirements to purchase shares set forth under "--How to Buy Shares" or (ii) the holder is otherwise no longer eligible to purchase Advisor Class shares as described in this Prospectus (each, a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically and without notice to the shareholder, other than the notice contained in this Prospectus, to Class A shares of the Fund during the calendar month following the month in which the Fund is informed of the occurrence of the Conversion Event. The failure of a shareholder or a fee-based program to satisfy the minimum invest-ment requirements to purchase Advisor Class shares will not constitute a Con-version Event. The conversion would occur on the basis of the relative net as-set values of the two classes and without the imposition of any sales load, fee or other charge.

DESCRIPTION OF CLASS A SHARES

The following sets forth maximum transaction costs, annual expenses, per share income and capital changes for Class A shares of the Fund. Class A shares are subject to a distribution fee that may not exceed an annual rate of .30%. The higher fees mean a higher expense ratio, so Class A shares pay correspondingly lower divi-dends and may have a lower net asset value than Advisor Class shares. SHAREHOLDER TRANSACTION EXPENSES are one of several factors to consider when you invest in the Fund. The following table summarizes your maximum transaction costs from investing in Class A shares of the Fund and annual expenses for Class A shares of the Fund. The Example below the table below shows the cumulative expenses attributable to a hypothetical $1,000 investment for the periods specified.

    CLASS A SHARES

      Maximum sales charge imposed on purchases (as a percentage of of-
       fering price)(a).................................................  None
      Sales charge imposed on dividend reinvestments....................  None
      Deferred sales charge (as a percentage of original purchase price or redemption proceeds, whichever is lower)......................  None
      Exchange fee......................................................  None

    ANNUAL FUND OPERATING EXPENSES
      Management fees...................................................   .25%
      12b-1 Fees........................................................   .50
      Other expenses(b).................................................   .48
                                                                          ----
      Total fund operating expenses.....................................  1.23%

EXAMPLES(a)

                        AFTER 1 YEAR AFTER 3 YEARS AFTER 5 YEARS AFTER 10 YEARS
                        ------------ ------------- ------------- --------------
     Class A...........     $13           $39           $68           $149

--------
(a) Advisor Class shares convert to Class A shares at net asset value and without the imposition of any sales charge and accordingly the maximum sales charge of 4.25% on most purchases of Class A shares for cash does not apply.
(b) These expenses include a transfer agency fee payable to Alliance Fund Services, Inc., an affiliate of Alliance, based on a fixed dollar amount charged to the Fund for each shareholder's account.

  The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Long-term shareholders of Class A shares of the Fund may pay aggregate sales charges totaling more than the economic equivalent of the maximum initial sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. "Other Expenses" are based on estimated amounts for the Fund's current fiscal year. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Commission regulations. The Example should not be considered representative of past or future expenses; actual expenses may be greater or less than those shown.

FINANCIAL HIGHLIGHTS. The following table presents per share income and capital changes for a Class A share outstanding throughout each period indicated. The information in the table has been audited by McGladrey & Pullen, LLP, the independent accountants for the Fund. A report of McGladrey & Pullen, LLP on the information with respect to the Fund appears in the Fund's Statement of Additional

Information. The following information should be read in conjunction with the financial statements and related notes which are included in the Fund's Statement of Additional Information.

                                                           CLASS A
                                               --------------------------------
                                                YEAR ENDED   MARCH 25, 1994(a)
                                               SEPTEMBER 30,         TO
                                                   1995      SEPTEMBER 30, 1994
                                               ------------- ------------------
Net asset value, beginning of period..........     $1.00            $1.00
                                                  ------           ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.........................     .0453            .0126
                                                  ------           ------
LESS: DISTRIBUTIONS
Dividends from net investment income..........    (.0453)          (.0126)
                                                  ------           ------
Net asset value, end of period................     $1.00            $1.00
                                                  ======           ======
TOTAL RETURN
Total investment return based on net asset
 value(b).....................................      4.64%            2.45%(c)
                                                  ======           ======
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (in millions).......       $41              $18
Ratio of average net assets to:
 Expenses, net of waivers.....................      1.21%            1.82%(c)
 Expenses, before waivers.....................      1.29%            1.82%(c)
 Net investment income(d).....................      4.63%            2.62%(c)

--------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Contingent deferred sales charge is not reflected in the calculation of total investment return.
(c) Annualized.
(d) Net of expenses waived by Alliance Capital Management L.P.

                              GENERAL INFORMATION
ORGANIZATION

  AFD Exchange Reserves is a Massachusetts business trust that was organized on January 14, 1994. It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Trustees.

  A shareholder in the Fund will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from the Fund's assets and, upon redeeming shares, will receive the then cur-rent net asset value of the Fund represented by the redeemed shares. The Fund is empowered to establish, without shareholder approval, additional portfolios which may have different investment objectives.

  Shares are normally entitled to one vote for all purposes. Generally, shares of the Fund vote as a single series on matters, such as the election of Trust-ees, that affect all shareholders of the Fund in substantially the same man-ner. Advisor Class, Class A, Class B and Class C shares have identical voting, dividend, liquidation and other rights, except that each class bears its own transfer agency expenses, each of Class A, Class B and Class C shares bears its own distribution expenses and Class B and Advisor Class shares convert to Class A shares under certain circumstances. Each class of shares votes sepa-rately with respect to matters for which separate class voting is appropriate under applicable law. Shares are freely transferable, are entitled to divi-dends as determined by the Trustees and, in liquidation of the Fund, are enti-tled to receive the net assets of the Fund. Certain additional matters relat-ing to the organization of the Fund are discussed in the Statement of Additional Information.

REGISTRAR, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

  Alliance Fund Services, Inc., an indirect wholly-owned subsidiary of Alli-ance, located at 500 Plaza Drive, Secaucus, New Jersey 07094, acts as the Fund's registrar, transfer agent and dividend-disbursing agent for a fee based upon the number of shareholder accounts maintained for the Fund.

PRINCIPAL UNDERWRITER

  Alliance Fund Distributors, Inc., 1345 Avenue of the Americas, New York, New York 10105, an indirect wholly-owned subsidiary of Alliance, is the Principal Underwriter of shares of the Fund.

ADDITIONAL INFORMATION

  This Prospectus and the Statement of Additional Information, which have been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act. Copies of the Registration Statement may be obtained at a rea-sonable charge from the Commission or may be examined, with out charge, at the offices of the Commission in Washington, D.C. This Prospectus does not consti-tute an offering in any state in which such offering may not lawfully be made.

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

SIGNATURE CARD
ADVISOR CLASS ACCOUNT #                                AFD Exchange Reserves
(if known)
--------------------------------------------------------------------------------
ACCOUNT NAME(S) AS REGISTERED

--------------------------------------------------------------------------------
SOCIAL SECURITY NUMBER

--------------------------------------------------------------------------------
AUTHORIZED SIGNATURE(S) -- for joint accounts, all owners, or their legal representatives, must sign this card.

1...............................................................................

2...............................................................................

3...............................................................................
--------------------------------------------------------------------------------
Check One Box   [ ]  All the above signatures are required on checks written against this account.
                [ ]  Any one signature is acceptable on checks written against this account.
                [ ]  A combination of signatures is required (specify number).

SUBJECT TO CONDITIONS PRINTED ON REVERSE SIDE.
                                   STATE STREET BANK AND TRUST COMPANY

The payment of funds is authorized by the signature(s) appearing on the reverse side.

If this card is signed by more than one person, all checks will require all signatures appearing on the reverse side unless a lesser number is indicated. If no indication is given, all checks will require all signatures. Each signatory guarantees the genuineness of the other signatures.

The Bank is hereby appointed agent by the person(s) signing this card (the "Depositor[s]") and, as agent, is authorized and directed to present checks drawn on this checking account to AFD Exchange Reserves ("AFDER") or its transfer agent as requests to redeem shares of AFDER registered in the name of the Depositor(s) in the amounts of such checks and to deposit the proceeds of such redemptions in this checking account. The Bank shall be liable only for its own negligence.

The Depositor(s) agrees to be subject to the rules and regulations of the Bank pertaining to this checking account as amended from time to time. The Bank and AFDER reserve the right to change, modify or terminate this checking account and authorization at any time.

CHECKS MAY NOT BE FOR LESS THAN $500 or such other minimum amount as may from time to time be established by AFDER upon prior written notice to its shareholders. Shares purchased by check (including certified or cashier's check) will not be redeemed within 15 calendar days of such purchase by checkwriting or any other method of redemption.

60084GEN-AFDSC

                       ALLIANCE SUBSCRIPTION APPLICATION

                             AFD EXCHANGE RESERVES

                                 ADVISOR CLASS
--------------------------------------------------------------------------------
                         Information And Instructions
--------------------------------------------------------------------------------
TO OPEN YOUR NEW ALLIANCE ACCOUNT

Please complete the application and mail it to:
        Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey 07096-1520

SIGNATURES - PLEASE BE SURE TO SIGN THE APPLICATION (SECTION 6)

If shares are registered in the name of:
o an individual, the individual should sign.
o joint tenants, both should sign.
o a custodian for a minor, the custodian should sign
o a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).
o a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).

REGISTRATION

To ensure proper tax reporting to the IRS:
o  Individuals, Joint Tenants and Gift/Transfer to a Minor:
   - Indicate your name exactly as it appears on your social security card.
0  Trust/Other:
   - Indicate the name of the entity exactly as it appeared on the notice you received from the IRS when your Employer Identification number was assigned.

PLEASE NOTE:

o Certain legal documents will be required from corporations or other organizations, executors and trustees, or if a redemption is requested by anyone other than the shareholder of record. If you have any questions concerning a redemption, contact the Fund at the number below.
o In the case of redemptions or repurchases of shares recently purchased by check or electronic funds transfer, redemption proceeds will not be made available until the Fund is reasonably assured that the check or electronic funds transfer has cleared, normally up to 15 CALENDAR DAYS following the purchase date.

IF WE CAN ASSIST YOU IN ANY WAY, PLEASE DO NOT HESITATE TO CALL US AT: 1-(800) 221-5672.

--------------------------------------------------------------------------------
                            SUBSCRIPTION APPLICATION
--------------------------------------------------------------------------------

                             AFD Exchange Reserves
               (see instructions at the front of the application)

--------------------------------------------------------------------------------
                  1. Your Account Registration (Please Print)
--------------------------------------------------------------------------------
[ ] INDIVIDUAL OR JOINT ACCOUNT
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    Owner's Name (First Name)          (MI)       (Last Name)
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    Social Security Number (Required to open account)
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    Joint Owner's Name* (First Name)   (MI)       (Last Name)
    *Joint Tenants with right of survivorship unless otherwise indicated.

[ ] GIFT/TRANSFER TO A MINOR
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    Custodian - One Name Only (First Name)      (MI)    (Last Name)
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    Minor's Name First Name            (MI)       (Last Name)
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    Minor's Social Security Number (Required to open account)
    Under the State of __ (Minor's Residence) Uniform Gifts/Transfer to Minor's Act

[ ] TRUST ACCOUNT
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    Name of Trustee
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    Name of Trust
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    Name of Trust (cont'd)
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    Trust Dated     Tax ID or Social Security Number (Required to open account)

[ ] OTHER
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    Name of Corporation, Partnership, Investment only retirement plan, or other Entity
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    Tax ID Number         Trustee Name (Retirement Plans only)

--------------------------------------------------------------------------------
                                  2. Address
--------------------------------------------------------------------------------

    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    Street
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    City                              State         Zip Code
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    If Non-U.S., Specify Country
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    Daytime Phone                        Evening Phone
    I am a:  [ ]U.S. Citizen  [ ]Non-Resident  [ ] Resident Alien
             [ ]Other___________________________

                   [                                      ]


                             For Alliance Use Only


                   [                                      ]

--------------------------------------------------------------------------------
                             3. Initial Investment
--------------------------------------------------------------------------------
Minimum: $250. Make all checks payable to AFD Exchange Reserves.
I hereby subscribe for Advisor Class shares of AFD Exchange Reserves to be purchased with the enclosed check or draft for $______________________.

AFD Exchange Reserves may be used to meet the needs of an investor who wishes to establish a dollar cost averaging program into other like classes of Alliance Mutual Funds. See "Shareholder Options, Section 5D", below.

                                                --------------------------------
                                                DEALER USE ONLY
                                                WIRE CONFIRM NO.:
                                                --------------------------------

--------------------------------------------------------------------------------
                            4. Distribution Options
--------------------------------------------------------------------------------

If no box is checked, all distributions will be reinvested in additional shares of the Fund

Income Dividends: (elect one)
 [ ]Reinvest dividends
 [ ]Pay dividends in cash
 [ ]Use Dividend Direction Plan
Capital Gains Distribution: (elect one)
 [ ]Reinvest capital gains
 [ ]Pay capital gains in cash
 [ ]Use Dividend Direction Plan

If you elect to receive your income dividends or capital gains distributions in cash, please enclose a PREPRINTED VOIDED CHECK from the bank account you wish to have your dividends deposited into.

If you wish to utilize the Dividend Direction Plan, please designate the Alliance account you wish to have your dividends reinvested in:

-----------------------------------  -------------------------------------------
Name                                 Existing Account No.

--------------------------------------------------------------------------------
                            5. Shareholder Options
--------------------------------------------------------------------------------
A.  AUTOMATIC INVESTMENT PROGRAM (AIP)
    I hereby authorize Alliance Fund Services, Inc. to draw on my bank account, on or about the ____day of each month, for a monthly investment in my Fund account in the amount of $_____(minimum $25 per month). Please attach a PREPRINTED VOIDED CHECK from the bank account you wish to use.

    NOTE: Your bank must be a member of the National Automated Clearing House Association.

    The Fund requires signatures of bank account owners exactly as they appear on bank records.

-------------------------  ----------------  ------------------  --------------
Individual Account         Date              Joint Account       Date

B.  TELEPHONE TRANSACTIONS

    You can call our toll-free number 1-800-221-5672 and instruct Alliance Fund Services, Inc. in a recorded conversation to purchase, redeem or exchange shares for your account. Purchase and redemption requests will be processed via electronic funds transfer (EFT) to and from your bank account.
Instructions:  o  Review the information in the Prospectus about telephone transaction services.
               o Check the box next to the telephone transaction service(s) you desire.
               o If you select the telephone purchase or redemtion privilege, you must write "VOID" across the face of a check from the bank account you wish to use and attach it to this application.

PURCHASES AND REDEMPTIONS VIA EFT

[ ] I hereby authorize Alliance Fund Services, Inc. to effect the purchase and/or redemption of Fund shares for my account according to my telephone instructions or telephone instructions from my Broker/Agent, and to withdraw money or credit money for such shares via EFT from the bank account I have selected.

The Fund requires signatures of bank account owners exactly as they appear on bank records.

--------------------------   -----------  ----------------------  -------------
Individual Account Owner     Date         Joint Account Owner     Date

C.  SYSTEMATIC WITHDRAWAL PALN (SWP)

    In order to establish a SWP, an investor must own or purchase shares of the Fund having a current net asset value of at least:
o $10,000 for monthly payments;
o  $5,000 for bi-monthly payments;
o  $4,000 for quarterly or less frequent payments

[ ] I authorize this service to begin in ________, 19__, for the amount of $___________($50.00 minimum)

Frequency:  (Please select one)

          Month
[ ]Monthly [ ]Bi-Monthly [ ]Quarterly [ ]Annually [ ]In the months circled:
J F M A M J J A S O N D

Please send payments to: (please select one)
[ ] My checking account. Select the date of the month on or about which you wish the EFT payments to be made:_________.
    Pleae enclose a PREPRINTED VOIDED CHECK to ensure accuracy.
[ ] My address of record designated in Section 2.
[ ] The payee and address specified below:

--------------------------------------------------------------------------------
Name of Payee                               Address

--------------------------------------------------------------------------------
City                                        State              Zip

D.  ALLIANCE DOLLAR COST AVERAGING PROGRAM (ADCAP)

    [ ] I authorize Alliance Fund Services, Inc. to transact monthly exchanges with the same class of share from my Fund account, into the Alliance Fund(s) listed below:

Dollar Amount           Day of Exchange**                  "To" Fund Account #
($25 minimum)           (1st thru 31st)     "To" Fund Name (if existing)

                                                           [ ]New
                                                           [ ]Existing
----------------        ------------------  -------------- ---------------------
                                                           [ ]New
                                                           [ ]Existing
----------------        ------------------  -------------- ---------------------
                                                           [ ]New
                                                           [ ]Existing
----------------        ------------------  -------------- ---------------------
                                                           [ ]New
                                                           [ ]Existing
----------------        ------------------  -------------- ---------------------


   Exchanges of Advisor Class shares are made at the net asset value next determined.
   Certificates must remain unissued.
** If the date selected for the exchange is not a Fund business day the transaction will be processed on the next Fund business day.

--------------------------------------------------------------------------------
          6.  Shareholder Authorization This section MUST be completed
                                                     ----
--------------------------------------------------------------------------------
  TELEPHONE EXCHANGES AND REDEMPTIONS BY CHECK

Unless I have checked one or both boxes below, these privileges will automatically apply, and by signing this application, I hereby authorize Alliance Fund Services,Inc. to act on my telephone instructions, or on telephone instructions from any person representing himself to be an authorized employee of an investment dealer or agent requesting a redemption or exchange on my behalf. (NOTE: Telephone exchanges may only be processed between accounts that have identical registrations.) Telephone redemption checks will only be mailed to the name and address of record; and the address must have no change within the last 30 days. The maximum telephone redemption amount is $50,000. This service can be enacted once every 30 days.

[ ]I do not elect the telephone exchange service.
        ---
[ ]I do not elect the telephone redemption by check service.
        ---

I CERTIFY UNDER PENALTY OF PERJURY THAT THE NUMBER SHOWN IN SECTION 1 OF THIS FORM IS MY CORRECT TAX IDENTIFICATION NUMBER OR SOCIAL SECURITY NUMBER AND THAT I HAVE NOT BEEN NOTIFIED THAT THIS ACCOUNT IS SUBJECT TO BACKUP WITHHOLDING.

By selecting any of the above telephone privileges, I agree that neither the Fund nor Alliance, Alliance Fund Distributors, Inc., Alliance Fund Services, Inc. or other Fund Agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on my behalf, that the Fund reasonably believes to be genuine, and that neither the Fund nor any such party will be responsible for the authenticity of such telephone instructions. I understand that any or all of these privileges may be discontinued by me or the Fund at any time. I understand and agree that the Fund reserves the right to refuse any telephone instructions and that my investment dealer or agent reserves the right to refuse to issue any telephone instructions I may request.
For non-residents only: Under penalties of perjury, I certify that to the best of my knowledge and belief, I qualify as a foreign person as indicated in
Section 2.
I am of legal age and capacity and have received and read the Prospectus and agree to its terms.
The Internal Revenue Service does not require your consent to any provision of this document other than the certification required to avoid back-up withholding.

--------------------------------------------------------------------------------
Signature                     Date

--------------------------------------------------------------------------------
Signature                     Date                 Acceptance Date:


--------------------------------------------------------------------------------
        Dealer/Agent Authorization For selected Dealers or Agents ONLY.
--------------------------------------------------------------------------------

We hereby authorize Alliance Fund Services, Inc. to act as our agent in connection with transactions under this authorization form; and we guarantee the signature(s) set forth in Section 6, as well as the legal capacity of the shareholder.

Dealer/Agent Firm_________________________ Authorized Signature_________________

Representative First Name_______________MI_______________Last Name______________

AFD PRO 2/96


This prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

TABLE OF CONTENTS                 PAGE
---------------------------------------

Expense Information                   2
Description of the Fund               3
Purchase and Sale of Shares           5
Management of the Fund                8
Dividends, Distributions and Taxes   10
Conversion Feature                   10
General Information                  13


                                    ADVISER
                        Alliance Capital Management L.P.
                          1345 Avenue of the Americas
                               New York, NY 10105

                                      AFD
                                 -------------
                                    Exchange
                                 -------------
                                    Reserves
                                 -------------

                                   Prospectus
                                (Advisor Class)

                                October 1, 1996



Goal: Maximum current income consistent with safety of principal and liquidity.




ALLIANCE(R)
INVESTING WITHOUT THE MYSTERY.(SM)









This is filed pursuant to Rule 497(c).
File Nos. 33-74230 and 811-08294.





(LOGO)                                      AFD EXCHANGE RESERVES
_________________________________________________________________

P.O. Box 1520, Secaucus, New Jersey  07096-1520
Toll Free (800) 221-5672
For Literature:  Toll Free (800) 227-4618


               STATEMENT OF ADDITIONAL INFORMATION
                         (Advisor Class)
                         October 1, 1996


This Statement of Additional Information relating to Advisor Class shares of AFD Exchange Reserves (the "Fund") is not a prospectus but supplements and should be read in conjunction with the Fund's current Prospectus relating to Advisor Class shares (the "Advisor Class Prospectus"). Copies of the Advisor Class Prospectus may be obtained by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown above.

                        TABLE OF CONTENTS
                                                             Page

         Investment Objective, Policies
           and Restrictions ...............................     2

         Management of the Fund............................     2

         Expenses of the Fund..............................     5

         Purchase of Shares................................     6

         Redemption and Repurchase of Shares...............    12

         Shareholder Services..............................    16

         Daily Dividends--Determination of
           Net Asset Value.................................    22

         Taxes.............................................    22

         Portfolio Transactions............................    22

         General Information...............................    22

         Financial Statements and
         Independent Auditor's Report......................    24






         Appendix--Commercial Paper and
           Bond Ratings....................................   A-1


(R) This registered service mark used under license from the owner, Alliance Capital Management L.P.







         INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS


         Incorporated by reference from the section "Investment Objective, Policies and Restrictions" contained in the Statement of Additional Information ofthe Fund dated February 1, 1996 relating to Class A, Class B and Class C shares of the Fund as filed with the Securities and Exchange Commission (the "Commission") pursuant to Rule 497(c) on February 13, 1996 (file nos. 33-74230 and 811-08294) (the "Rule 497 SAI").

         Capitalized terms used herein that are not otherwise defined herein are used as defined in the Rule 497 SAI.



                     MANAGEMENT OF THE FUND


         Incorporated by reference from the section "Management of the Fund" contained in the Rule 497 SAI, except that the sub-section "Officers" and the first, second, third and fourth paragraphs of the sub-section "The Adviser" are restated as set forth below:

Officers

         KATHLEEN A. CORBET - Senior Vice President, 36, has been a Senior Vice President of ACMC since July 1993. Previously, she held various responsibilities as head of Equitable Capital Management Corporation's Fixed Income Management Department, Private Placement Secondary Trading and Fund Management since prior to 1991.

         WAYNE D. LYSKI - Senior Vice President, 54, is an
Executive Vice President of ACMC, with which he has been associated since prior to 1991.

         JOHN F. CHIODI, Jr. - Vice President, 30, is a Vice
President of ACMC, with which he has been associated since prior to 1991.

         PAMELA F. RICHARDSON - Vice President, 43, is a Vice
President of ACMC, with which she has been associated since prior to 1991.

         MARK D. GERSTEN - Treasurer and Chief Financial Officer,
46, is a Senior Vice President of Alliance Fund Services, Inc.

and a Vice President of Alliance Fund Distributors, Inc., with which he has been associated since prior to 1991.

         EDMUND P. BERGAN - Jr. - Secretary, 45, is a Senior Vice President and General Counsel of Alliance Fund Distributors, Inc. and Alliance Fund Services, Inc. and Vice President and Associate General Counsel of ACMC, with which he has been associated since prior to 1991.

         JOSEPH J. MANTINEO - Controller, 36, is a Vice President of Alliance Fund Services, Inc., with which he has been associated since prior to 1991.

         VINCENT S. NOTO - Assistant Controller, 31, is a Money
Market Fund Manager, Mutual Funds of Alliance Fund Services,
Inc., with which he has been associated since prior to 1991.

         EMILIE D. WRAPP - Assistant Secretary, 40, is Special
Counsel and Vice President of AFD, with which she has been associated since prior to 1991.

         The Fund does not pay any fees to, or reimburse expenses of, its Directors who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the Trustees during its fiscal period ended September 30, 1995, and the aggregate compensation paid to each of the Trustees during calendar year 1995 by all of the registered investment companies to which Alliance provides investment advisory services (collectively, the "Alliance Fund Complex"), are set forth below. Each of the Trustees is a director or trustee of one or more other registered investment companies in the Alliance Fund Complex.

                                Total             Total Number of
                                Compensation      funds in the Alliance
                   Aggregate    From the Alliance Fund Complex, Including
Name of            Compensation Fund Complex,     the Fund, as to which
Trustee of         from the     including         the Trustee is a
the Fund           Fund         the Fund          Director or Trustee
__________         ____________ _________________ ______________________

John D. Carifa        $-0-          $-0-                    50
Ruth Block            $3,000        $159,000                37
David H. Dievler      $2,250        $179,200                43
John H. Dobkin        $3,000        $117,200                30
William H. Foulk, Jr. $3,000        $143,500                31
Dr. James M. Hester   $3,000        $156,000                38
Clifford L. Michel    $2,750        $131,500                37
Robert C. White       $3,000        $133,200                36

         As of September 30, 1996, the Trustees and officers of the Fund as a group owned less than 1% of the shares of the Fund.

The Adviser

         Alliance Capital Management L.P., a New York Stock Exchange listed company with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision and control of the Fund's Board of Directors.

         Alliance is a leading international investment manager supervising client accounts with assets as of June 30, 1996 of more than $168 billion (of which more than $55 billion represented the assets of investment companies). Alliance's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. As of June 30, 1996, Alliance was an investment manager of employee benefit fund assets for 33 of the FORTUNE 100 companies. As of that date, Alliance and its subsidiaries employed approximately 1,450 employees who operated out of domestic offices and the offices of subsidiaries in Bombay, Istanbul, London, Paris, Sao Paulo, Sydney, Tokyo, Toronto, Bahrain, Luxembourg and Singapore. The 51 registered investment companies comprising more than 100 separate investment portfolios managed by Alliance currently have more than two million shareholders.

         Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, Alliance, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of The Equitable Companies Incorporated ("ECI"), a holding company controlled by AXA, a French insurance holding company. As of June 30, 1996, ACMC, Inc. and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, together with Equitable, owned in the aggregate approximately 57% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Alliance ("Units"). As of June 30, 1996, approximately 33% and 10% of the Units were owned by the public and employees of Alliance and its subsidiaries, respectively, including employees of Alliance who serve as Directors of the Fund.

         As of September 6, 1996, AXA and its subsidiaries owned approximately 60.7% of the issued and outstanding shares of capital stock of ECI. AXA is a holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities in more than 20 countries, including France, the United States, Australia, the United Kingdom, Canada and other countries, principally in Western Europe and the Asia/Pacific area. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

         Based on information provided by AXA, as of September 9, 1996, 36.3% of the issued ordinary shares (representing 49.1% of the voting power) of AXA were owned directly or indirectly by Finaxa, a French holding company ("Finaxa"). As of September 6, 1996, 61.3% of the voting shares (representing 73.5% of the voting power) of Finaxa were owned by five French mutual insurance companies (the "Mutuelles AXA") (one of which, AXA Assurances I.A.R.D. Mutuelle, owned 34.8% of the voting shares representing 40.6% of the voting power), and 23.7% of the voting shares of Finaxa (representing 15.0% of the voting power) were owned by Banque Paribas, a French bank. Including the ordinary shares directly or indirectly owned by Finaxa, the Mutuelles AXA directly or indirectly owned 42.0% of the issued ordinary shares (representing 56.8% of the voting power) of AXA as of September 9, 1996. Acting as a group, the Mutuelles AXA control AXA and Finaxa. In addition, as of September 9, 1996, 7.8% of the issued ordinary shares of AXA without the power to vote were owned by subsidiaries of AXA.



                      EXPENSES OF THE FUND


Distribution Services Agreement

         The Fund has entered into a Distribution Services
Agreement (the "Agreement") with Alliance Fund Distributor, Inc., the Fund's principal underwriter (the "Principal Underwriter"), to permit the Principal Underwriter to distribute the Fund's
Advisor Class shares.

         The Agreement became effective on March 14, 1994, and was amended as of July 19, 1996 to permit the distribution of the Advisor Class shares. The amendment to the Agreement was approved by a vote of the Trustees on July 19, 1996.

         The Agreement will continue in effect for successive twelve-month periods with respect to Advisor Class shares

(computed from each October 1) provided, however, that such continuance is specifically approved at least annually by the Trustees of the Fund or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that class, and in either case, by a majority of the Trustees of the Fund who are not parties to the Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as trustees of the Fund). All amendments to the Agreement must be approved by a vote of the Trustees of the Fund.

Transfer Agency Agreement

         Alliance Fund Services, Inc., an indirect wholly-owned subsidiary of Alliance, receives a transfer agency fee per account holder of each Class A, Class B, Class C and Advisor Class share of the Fund, plus reimbursement for out-of-pocket expenses. For the fiscal year ended September 30, 1995, the Fund paid Alliance Fund Services, Inc. $144,631 for transfer agency services.



                       PURCHASE OF SHARES


         The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares."

General

         If you are a Fund shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described in the Prospectus and this Statement of Additional Information. A transaction fee may be charged by your financial representative with respect to the purchase or sale of Advisor Class shares made through such financial representative.

         Advisor Class shares of the Fund are offered on a continuous basis at a price equal to their net asset value. Advisor Class shares of the Fund are available to holders of shares of other Alliance Mutual Funds who wish to exchange their shares for shares of a money market fund and also may be purchased for cash.

         Class A, Class B, Class C and Advisor Class shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that (i) Class A and Class B shares bear the expense of their respective contingent deferred sales charges, (ii) Class B and Class C shares bear the expense of a higher distribution services fee and higher transfer agency costs, (iii) each of Class A, Class B and Class C shares has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fee is paid and other matters for which separate class voting is appropriate under applicable law, provided that, if the Fund submits to a vote of the Class A shareholders an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares, then such amendment will also be submitted to the Class B shareholders and the Advisor Class shareholders and the Class A shareholders, the Class B shareholders and the Advisor Class shareholders will vote separately by class, and
(iv) Class B and Advisor Class shares are subject to a conversion feature. Each class has different exchange privileges and certain different shareholder service options available.

         Investors may purchase and hold Advisor Class shares of the Fund solely (i) through accounts established under fee-based programs, sponsored and maintained by registered broker-dealers or other financial intermediaries and approved by the Principal Underwriter, pursuant to which each investor pays an asset-based fee at an annual rate of at least .50% of the assets in the investor's account, to the sponsor, or its affiliate or agent,
(ii) through self-directed defined contribution employee benefit plans (e.g., 401(k) plans) that have at least 1,000 participants or $25 million in assets or (iii) by the categories of investors described in clauses (a), (b) and (c) below:

         (a) investment management clients of Alliance or its affiliates;

         (b) officers and present or former Directors of the Fund; present or former directors and trustees of other investment companies managed by Alliance; present or retired full-time employees of Alliance, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates; officers and directors of ACMC, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates; officers, directors and present full-time employees of selected dealers or agents; or the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; and

         (c) Alliance, Principal Underwriter, Alliance Fund Services, Inc. and their affiliates; certain employee benefit plans for employees of Alliance, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates.

         The respective per share net asset values of the Class A, Class B, Class C and Advisor Class shares are expected to be substantially the same. Under certain circumstances, however, the per share net asset values of the Class B and Class C shares may be lower than the per share net asset value of the Class A and Advisor Class shares, as a result of the differential daily expense accruals of the distribution and transfer agency fees applicable with respect to those classes of shares. Even under those circumstances, the per share net asset values of the four classes eventually will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differential among the classes.

Acquisitions By Exchange

         An exchange is effected through the redemption of the Alliance Mutual Fund shares tendered for exchange and the purchase of shares of the Fund at net asset values as next determined following receipt by the Alliance Mutual Fund whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in such Fund's Prospectus, or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the Alliance Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date. Exchanges of shares of Alliance Mutual Funds will generally result in the realization of a capital gain or loss for federal income tax purposes.

         You may exchange your investment in the Fund for shares of the same class of other Alliance Mutual Funds. In addition,
(i) present officers and full-time employees of Alliance, (ii) present Directors or Trustees of any Alliance Mutual Fund and
(iii) certain employee benefit plans for employees of Alliance, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates may, on a tax-free basis, exchange Class A shares of the Fund for Advisor Class shares of the Fund. Exchanges of shares are made at the net asset value next determined and without sales or services charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by Alliance Fund Services, Inc. by 4:00 p.m. Eastern time on a Fund business day in order to receive that day's net asset value.

         Each Fund shareholder, and the shareholder's selected dealer, agent or financial representative, as applicable, are authorized to make telephone requests for exchanges unless Alliance Fund Services, Inc. receives written instructions to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Subscription Application found in the Prospectus. Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

         Eligible shareholders desiring to make an exchange should telephone Alliance Fund Services, Inc. with their account number and other details of the exchange, at (800) 221-5672 between 9:00 a.m. and 4:00 p.m., Eastern time, on a Fund business day. A Fund business day is any day the Exchange is open for trading. Telephone requests for exchange received before 4:00 p.m. Eastern time on a Fund business day will be processed as of the close of business on that day. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information.

Purchases for Cash

         Advisor Class shares of the Fund should be purchased for cash only as a temporary investment pending exchange into another Alliance Mutual Fund and should not be held as a long-term investment. Advisor Class shares are offered for purchase for cash on a continuous basis without any initial, contingent deferred or asset-based sales charge at a price equal to their net asset value through (i) investment dealers that are members of the National Association of Securities Dealers, Inc. and have entered into selected dealer agreements with the Principal Underwriter ("selected dealers"), (ii) depositary institutions and other financial intermediaries or their affiliates that have entered into selected agent agreements with the Principal Underwriter ("selected agents") or (iii) the Principal Underwriter. As described under "Shareholder Services," the Fund offers an automatic investment program and a 403(b)(7) retirement plan which permit investments of $25 or more. The subscriber may use the Subscription Application found in the Prospectus for his or her initial investment. Sales personnel of selected dealers and agents distributing the Fund's shares may receive differing compensation for selling Class A, Class B, Class C or Advisor Class shares.

         The Fund will accept unconditional orders for its Advisor Class shares to be executed at the public offering price equal to their net asset value next determined as described below. Orders received by the Principal Underwriter prior to the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day. In the case of orders for purchase of Advisor Class shares placed through a shareholder's selected dealer, agent or financial representatives, the applicable public offering price will be the net asset value as so determined, but only if the selected dealer, agent or financial representative receives the order prior to the close of regular trading on the Exchange and transmits it to the Principal Underwriter prior to its close of business that same day (normally 5:00 p.m. Eastern time). The selected dealer, agent or financial representative, as applicable, is responsible for transmitting such orders by 5:00 p.m. If the selected dealer, agent or financial representative fails to do so, the investor's right to that day's closing price must be settled between the investor and the selected dealer, agent or financial representative. If the selected dealer, agent or financial representative, as applicable, receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

         Following the initial purchase for cash of Advisor Class shares, a shareholder may place orders to purchase additional Advisor Class shares for cash by telephone if the shareholder has completed the appropriate portion of the Subscription Application or an "Autobuy" application obtained by calling the "For Literature" telephone number shown on the cover of this Statement of Additional Information. Except with respect to certain omnibus accounts, telephone purchase orders may not exceed $500,000. Payment for Advisor Class shares purchased by telephone can be made only by Electronic Funds Transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). If a shareholder's telephone purchase request is received before 3:00 p.m. Eastern time on a Fund business day, the order to purchase Advisor Class shares is automatically placed the following Fund business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day. Full and fractional Advisor Class shares are credited to a subscriber's account in the amount of his or her subscription.

         The per share net asset value of the Advisor Class shares is computed in accordance with the Fund's Agreement and Declaration of Trust as of the next close of regular trading on the Exchange (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. For purposes of this computation, the securities in the Fund's portfolio are valued at their amortized cost value. For more information concerning the amortized cost method of valuation of securities, see "Daily Dividends--Determination of Net Asset Value."

         The Fund may refuse any order for the purchase of Advisor Class shares. The Fund reserves the right to suspend the sale of its Advisor Class shares to the public in response to conditions in the securities markets or for other reasons. In addition, the Fund reserves the right, at any time on 60 days' written notice to its shareholders, to reject any order to acquire its shares through exchange or otherwise to modify, restrict or terminate the exchange privilege.

         All Advisor Class shares purchased are confirmed to each shareholder and are credited to his or her account at the net asset value. As a convenience to the Subscriber, and to avoid unnecessary expense to the Fund, stock certificates representing shares of the Fund are not issued except upon written request to the Fund by the Shareholder or his or her authorized selected dealer or agent. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates. No certificates are issued for fractional shares, although such shares remain in the shareholder's account on the books of the Fund. Advisor Class shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal, namely, the telephone, check-writing or periodic redemption procedures. The Fund reserves the right to reject any purchase order.

         Advisor Class shares of the Fund are offered to holders of Advisor Class shares of other Alliance Mutual Funds without any sales charge at the time of purchase or redemption.

         The Trustees of the Fund have determined that currently no conflict of interest exists among the Class A, Class B
Class C and Advisor Class shares. On an ongoing basis, the Trustees of the Fund, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

Conversion of Advisor Class Shares to Class A Shares

         Advisor Class shares may be held solely through the fee-based program accounts and employee benefit plans described above under "Purchase of Shares--General," by investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Fund. If (i) a holder of Advisor Class shares ceases to participate in a fee-based program or plan that satisfies the requirements to purchase shares set forth under "Purchase of Shares--General" or (ii) the holder is otherwise no longer eligible to purchase Advisor Class shares as described in the Advisor Class Prospectus and this Statement of Additional Information (each, a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically and without notice to the shareholder, other than the notice contained in the Advisor Class Prospectus and this Statement of Additional Information, to Class A shares of the Fund during the calendar month following the month in which the Fund is informed of the occurrence of the Conversion Event. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative net asset values of the two classes and without the imposition of any sales load, fee or other charge. Class A shares currently bear a .30% distribution services fee and have a higher expense ratio than Advisor Class shares. As a result, Class A shares may pay correspondingly lower dividends and have a lower net asset value than Advisor Class shares.

         The conversion of Advisor Class shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Advisor Class shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Advisor Class shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, the Advisor Class shareholder would be required to redeem his Advisor Class shares, which would constitute a taxable event under federal income tax law.


____________________________________________________________

               REDEMPTION AND REPURCHASE OF SHARES
____________________________________________________________

         The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares--How to Sell Shares."

Redemption

         Subject only to the limitations described below, the Fund will redeem Advisor Class shares tendered to it, as described below, at a redemption price equal to their net asset value, which is expected to remain constant at $1.00 per share, following the receipt of Advisor Class shares tendered for redemption in proper form. Payment of the redemption price will be made within seven days after the Fund's receipt of such tender for redemption. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact his or her financial representative.

         The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after Advisor Class shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund.

         Payment of the redemption price may be made either in cash or in portfolio securities (selected at the discretion of the Trustees of the Fund and taken at their value used in determining the redemption price), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Trustees believe that economic conditions exist which would make such a practice detrimental to the best interests of the Fund.

         The value of a shareholder's Advisor Class shares on redemption or repurchase may be more or less than the cost of such Advisor Class shares to the shareholder, depending upon the market value of the Fund's portfolio securities at the time of such redemption or repurchase . Payment (either in cash or in portfolio securities) received by a shareholder upon redemption or repurchase of his or her Advisor Class shares, assuming the Advisor Class shares constitute capital assets in his hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the Advisor Class shares redeemed.

         To redeem Advisor Class shares of the Fund for which no stock certificates have been issued, the registered owner or owners should forward a letter to the Fund containing a request for redemption. The signature or signatures on the letter must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

         To redeem Advisor Class shares of the Fund represented by stock certificates, the investor should forward the appropriate stock certificate or certificates, endorsed in blank or with blank stock powers attached, to the Fund with the request that the Advisor Class shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each stock certificate surrendered to the Fund for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the stock certificate or certificates or, where tender is made by mail, separately mailed to the Fund. The signature or signatures on the assignment form must be guaranteed in the manner described above.

         Telephone Redemption By Electronic Funds Transfer. Each Fund shareholder is entitled to request redemption by Electronic Funds Transfer once in any 30 day period (except for certain omnibus accounts) of Advisor Class shares for which no stock certificates have been issued by telephone at (800) 221-5672 by a shareholder who has completed the appropriate portion of the Subscription Application or, in the case of an existing shareholder, an "Autosell" application obtained from Alliance Fund Services, Inc. A telephone redemption request may not exceed $100,000 (except for certain omnibus accounts) and must be made by 4:00 p.m. Eastern time on a Fund business day as defined above. Proceeds of telephone redemptions will be sent by Electronic Funds Transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

         Telephone Redemption By Check. Except for certain omnibus accounts or as noted below, each Fund shareholder is eligible to request redemption by check, once in any 30-day period, of Advisor Class shares for which no stock certificates have been issued by telephone at (800) 221-5672 before 4:00 p.m. Eastern time on a Fund business day in an amount not exceeding $50,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. Telephone redemption by check is not available with respect to Advisor Class shares
(i) for which certificates have been issued, (ii) held in nominee or "street name" accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iv) held in any retirement plan account. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to Alliance Fund Services, Inc., or by checking the appropriate box on the shareholder or options form.

         Telephone Redemption -- General. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Neither the Fund nor Alliance, the Principal Underwriter or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a fee for handling telephone requests for redemptions.

Repurchase

         The Fund may repurchase Advisor Class shares through the Principal Underwriter, selected financial intermediaries or selected dealers or agents. The repurchase price will be the net asset value next determined after the Principal Underwriter receives the request, except that requests placed through selected dealers or agents before the close of regular trading on the Exchange on any day will be executed at the net asset value determined as of such close of regular trading on that day if received by the Principal Underwriter prior to 5:00 p.m. Eastern time. The financial intermediary, selected dealer or agent is responsible for transmitting the request to the Principal Underwriter by 5:00 p.m. If the financial intermediary, selected dealer or agent fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and the dealer or agent. A shareholder may offer Advisor Class shares of the Fund to the Principal Underwriter either directly or through a selected dealer or agent. Neither the Fund nor the Principal Underwriter charges a fee or commission in connection with the repurchase of Advisor Class shares. Normally, if Advisor Class shares of the Fund are offered through a financial intermediary or selected dealer or agent, the repurchase is settled by the shareholder as an ordinary transaction with or through the selected dealer or agent, who may charge the shareholder for this service. The repurchase of Advisor Class shares of the Fund as described above is a voluntary service of the Fund and the Fund may suspend or terminate this practice at any time.

General

         The Fund reserves the right to close out an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. In the case of a redemption or repurchase of Advisor Class shares of the Fund recently purchased by check, redemption proceeds will not be made available until the Fund is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

____________________________________________________________

                      SHAREHOLDER SERVICES
____________________________________________________________

         The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares--Shareholder Services."

Automatic Investment Program

         Investors may purchase Advisor Class shares of the Fund through an automatic investment program utilizing Electronic Funds Transfers drafts drawn on the investor's own bank account. Under such a program, pre-authorized monthly drafts for a fixed amount (at least $25) are used to purchase Advisor Class shares through the selected dealer or selected agent designated by the investor at the public offering price next determined after the Principal Underwriter receives the proceeds from the investor's bank. In electronic form, drafts can be made on or about a date each month selected by the shareholder. Investors wishing to establish an automatic investment program in connection with their initial investment should complete the appropriate portion of the Subscription Application found in the Prospectus. Current shareholders should contact Alliance Fund Services, Inc. at the address or telephone numbers shown on the cover of this Statement of Additional Information to establish an automatic investment program.

Exchange Privilege

         Advisor Class shareholders of the Fund can exchange their Advisor Class shares for Advisor Class shares of the other
Alliance Mutual Funds.

         Please read carefully the prospectus of the mutual fund into which you are exchanging before submitting the request. All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the Prospectus for the Alliance Mutual Fund whose Advisor Class shares are being acquired. An exchange is effected through the redemption of the Advisor Class shares tendered for exchange and the purchase of Advisor Class shares being acquired at their respective net asset values as next determined following receipt by the Alliance Mutual Fund whose Advisor Class shares are being exchanged of
(i) proper instructions and all necessary supporting documents as described in such fund's Prospectus, or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of Advisor Class shares recently purchased by check will be permitted only after the Alliance Mutual Fund whose Advisor Class shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date. Exchanges of Advisor Class shares of Alliance Mutual Funds will generally result in the realization of a capital gain or loss for Federal income tax purposes.

         Each Fund shareholder, and the shareholder's selected dealer, agent or financial representative, as applicable, are authorized to make telephone requests for exchanges unless Alliance Fund Services, Inc., receives written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Subscription Application found in the Prospectus. Such telephone requests cannot be accepted with respect to Advisor Class shares then represented by stock certificates. Advisor Class shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the Advisor Class shares redeemed through such exchange.

         Eligible shareholders desiring to make an exchange should telephone Alliance Fund Services, Inc. with their account number and other details of the exchange, at (800) 221-5672 before 4:00 p.m., Eastern time, on a Fund business day as defined above. Telephone requests for exchange received before 4:00 p.m. Eastern time on a Fund business day will be processed as of the close of business on that day. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone

(although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information.

         A shareholder may elect to initiate a monthly "Auto Exchange" whereby a specified dollar amount's worth of his or her Advisor Class Fund shares (minimum $25) is automatically exchanged for Advisor Class shares of another Alliance Mutual Fund. Auto Exchange transactions normally occur on the 12th day of each month, or the Fund business day prior thereto.

         None of the Alliance Mutual Funds, Alliance, the Principal Underwriter or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for exchanges that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers, agents or financial representative, as applicable may charge a Commission for handling telephone requests for exchanges.

         The exchange privilege is available only in states where Advisor Class shares of the Alliance Mutual Fund being acquired may be legally sold. Each Alliance Mutual Fund reserves the right, at any time on 60 days' notice to its shareholders, to reject any order to acquire its Advisor Class shares through exchange or otherwise to modify, restrict or terminate the exchange privilege.

Retirement Plans

         The Fund may be a suitable investment vehicle for part or all of the assets held in various types of retirement plans, such as those listed below. The Fund has available forms of such plans pursuant to which investments can be made in the Fund and other Alliance Mutual Funds. Persons desiring information concerning these plans should contact Alliance Fund Services, Inc. at the "For Literature" telephone number on the cover of this Statement of Additional Information, or write to:

                   Alliance Fund Services, Inc.
                   Retirement Plans
                   P.O. Box 1520
                   Secaucus, New Jersey  07096-1520

         Individual Retirement Account ("IRA"). Individuals who receive compensation, including earnings from self-employment, are entitled to establish and make contributions to an IRA. Taxation of the income and gains paid to an IRA by the Fund is deferred until distribution from the IRA. An individual's eligible contribution to an IRA will be deductible if neither the individual nor his or her spouse is an active participant in an employer-sponsored retirement plan. If the individual or his or her spouse is an active participant in an employer-sponsored retirement plan, the individual's contributions to an IRA may be deductible, in whole or in part, depending on the amount of the adjusted gross income of the individual and his or her spouse.

         Employer-Sponsored Qualified Retirement Plans. Sole proprietors, partnerships and corporations may sponsor qualified money purchase pension and profit-sharing plans, including
Section 401(k) plans ("qualified plans"), under which annual tax-deductible contributions are made within prescribed limits based on compensation paid to participating individuals. The minimum initial investment requirement may be waived with respect to certain of the qualified plans.

         Simplified Employee Pension Plan ("SEP"). Sole proprietors, partnerships and corporations may sponsor a SEP under which they make annual tax-deductible contributions to an IRA established by each eligible employee within prescribed limits based on employee compensation.

         403(b)(7) Retirement Plan. Certain tax-exempt organizations and public educational institutions may sponsor retirements plans under which an employee may agree that monies deducted from his or her compensation (minimum $25 per pay period) may be contributed by the employer to a custodial account established for the employee under the plan.

         The Alliance Plans Division of Frontier Trust Company, a subsidiary of Equitable, which serves as custodian or trustee under the retirement plan prototype forms available from the Fund, charges certain nominal fees for establishing an account and for annual maintenance. A portion of these fees is remitted to Alliance Fund Services, Inc. as compensation for its services to the retirement plan accounts maintained with the Fund.

         Distributions from retirement plans are subject to certain Code requirements in addition to normal redemption procedures. For additional information please contact Alliance
Fund Services, Inc.

Dividend Direction Plan

         A shareholder who already maintains, in addition to his or her Advisor Class Fund account, an Advisor Class account with one or more other Alliance Mutual Funds may direct that income dividends and/or capital gains paid on his or her Advisor Class Fund shares be automatically reinvested, in any amount, without the payment of any sales or service charges, in Advisor Class shares of such other Alliance Mutual Fund(s). Further information can be obtained by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown on the cover of this Statement of Additional Information. Investors wishing to establish a dividend direction plan in connection with their initial investment should complete the appropriate section of the Subscription Application found in the Prospectus. Current shareholders should contact Alliance Fund Services, Inc. to establish a dividend direction plan.

Systematic Withdrawal Plan

         General. Any shareholder who owns or purchases Advisor Class shares of the Fund having a current net asset value of at least $4,000 (for quarterly or less frequent payments), $5,000 (for bi-monthly payments) or $10,000 (for monthly payments) may establish a systematic plan under which the shareholder will periodically receive a payment in a stated amount of not less than $50 on a selected date. Systematic withdrawal plan participants must elect to have their dividends and distributions from the Fund automatically reinvested in additional shares of the Fund.

         Advisor Class shares of the Fund owned by a participant in the Fund's systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments and such payments will be subject to any taxes applicable to redemptions. Advisor Class shares acquired with reinvested dividends and distributions will be liquidated first to provide such withdrawal payments and thereafter other Advisor Class shares will be liquidated to the extent necessary, and depending upon the amount withdrawn, the investor's principal may be depleted. A systematic withdrawal plan may be terminated at any time by the shareholder or the Fund.

         Withdrawal payments will not automatically end when a shareholder's account reaches a certain minimum level. Therefore, redemptions of Advisor Class shares under the plan may reduce or even liquidate a shareholder's account and may subject the shareholder to the Fund's involuntary redemption provisions. See "Redemption and Repurchase of Shares--General."

         Payments under a systematic withdrawal plan may be made by check or electronically via the Automated Clearing House network. Investors wishing to establish a systematic withdrawal plan in conjunction with their initial investment in Advisor Class shares of the Fund should complete the appropriate portion of the Subscription Application found in the Prospectus, while current Fund shareholders desiring to do so can obtain an application form by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown on the cover of this Statement of Additional Information.

Checkwriting

         An Advisor Class investor may fill out a Signature Card to authorize the Fund to arrange for a checkwriting service through State Street Bank and Trust Company (the "Bank") to draw against Advisor Class shares of the Fund redeemed from the investor's account. An Advisor Class shareholder wishing to establish this checkwriting service should contact the Fund by telephone or mail. Under this service, checks may be made payable to any payee in any amount not less than $500 and not more than 90% of the net asset value of the Advisor Class shares in the investor's account (excluding for this purpose the current month's accumulated dividends and shares for which certificates have been issued). Corporations, fiduciaries and institutional investors are required to furnish a certified resolution or other evidence of authorization. This checkwriting service will be subject to the Bank's customary rules and regulations governing checking accounts, and the Fund and the Bank each reserve the right to change or suspend the checkwriting service. There is no charge to the shareholder for the initiation and maintenance of this service or for the clearance of any checks.

         When a check is presented to the Bank for payment, the Bank, as the shareholder's agent, causes the Fund to redeem, at the net asset value next determined, a sufficient number of full and fractional Advisor Class shares in the shareholder's account to cover the check. A shareholder should not attempt to close his or her account by use of a check. In this regard, the Bank has the right to return checks (marked "insufficient funds") unpaid to the presenting bank if the amount of the check exceeds 90% of the assets in the account. Canceled (paid) checks are returned to the shareholder. The checkwriting service enables the shareholder to receive the daily dividends declared on the Advisor Class shares to be redeemed until the day that the check is presented to the Bank for payment.

        DAILY DIVIDENDS--DETERMINATION OF NET ASSET VALUE


         Incorporated by reference from the section "Daily
Dividends--Determination of Net Asset Value" contained in the Rule 497 SAI.



                              TAXES


         Incorporated by reference from the section "Taxes" contained in the Rule 497 SAI.



                     PORTFOLIO TRANSACTIONS


         Incorporated by reference from the section "Portfolio
Transactions" contained in the Rule 497 SAI.



                       GENERAL INFORMATION


         Incorporated by reference from the Section "General
Information" in the Rule 497 SAI, except that the sub-sections entitled "Capitalization" and "Performance Information" are restated as set forth below:

Capitalization

         The Fund has an unlimited number of authorized Class A, Class B, Class C and Advisor Class shares of beneficial interest par value $.001 per share, which may, without shareholder approval, be divided into an unlimited number of series. All shares of the Fund, when issued, are fully paid and non-assessable. The Trustees are authorized to reclassify and issue any unissued shares to any number of additional classes or series without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class would be governed by the Act and the law of the Commonwealth of Massachusetts. Shares of a portfolio participate equally in dividends and distributions from that portfolio, including any distributions in the event of a liquidation. Shares of each portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series for the election of Trustees and on any other matter affecting all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio would vote as a separate series. Certain procedures for the removal by shareholders of Trustees of investment trusts, such as the Fund, are set forth in Section 16(c) of the Act.

         Set forth below is certain information as to all persons who, of record or beneficially, held 5% or more of any of the classes of the Fund's shares outstanding at September 30, 1996:

                          No. of       % of      % of     % of
Name and Address          Shares       Class A   Class B  Class C
Merrill Lynch             5,462,802.1  12.96
141 West Jackson Blvd.
Chicago, IL 60604-2904

Verlin R. Eppert &        1,001,014.26                    7.59
Rosalie A. Eppert
31490 Bellvine Trail
Birmingham, MI 48025-3705

Carolyn Burke-Martinez    1,120,608.9                     8.49
2 Farmstead Lane
Wayne, NJ 07470-5300

Yield Quotations

         Advertisements containing yield quotations which are computed separately for Class A, Class B, Class C and Advisor Class shares may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Fund. Such yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act. Yield quotations are thus determined by (i) computing the net changes over a seven-day period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of such period,
(ii) dividing the net change in account value by the value of the account at the beginning of such period, and (iii) multiplying such base period return by (365/7)--with the resulting yield figure carried to the nearest hundredth of one percent.
Effective annual yield represents a compounding of the annualized yield according to the following formula:

effective yield = ((base period return + 1)365/7) - 1.

         Dividends for the seven days ended March 31, 1996 for Class A amounted to an annualized yield of 4.02% equivalent to an effective yield of 4.10%, for Class B an annualized yield of 3.56% equivalent to an effective yield of 3.62% and for Class C an annualized yield of 3.81% equivalent to an effective yield of 3.88%. Current yield information can be obtained by a recorded message by telephoning toll-free at (800) 221-9513 or in New York State at (212) 785-9106.

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